Steven I. Koszalka Secretary American Funds College Target Date Series 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 siik@capgroup.com

November 21, 2014

Document Control

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds College Target Date Series
File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

On behalf of the Series, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on October 31, 2014 pursuant to Rule 497 (Accession No. (0000051931-14-001194), which is incorporated by reference into this filing.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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